Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 9. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	March 31, 2026	December 31, 2025
Accounts payable	$13,425,321	$12,425,200
Accrued interest (various notes and loans payable)	1,199,333	713,754
Accrued tax penalties and interest	1,029,846	837,477
Accounts payable and accrued expenses	$15,654,500	$13,976,431

Related-party accounts payable and accrued expenses consisted of the following:

	March 31, 2026	December 31, 2025
Accounts payable - related parties	$2,048	$1,593,994
Accrued interest (notes payable) - related parties	3,411,998	238,632
Accounts payable and accrued expenses - related parties	$3,414,046	$1,832,625

Accounts payable primarily consist of trade payables and operating accruals incurred in the ordinary course of business.

Note 9. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31,	December 31,
	2025	2024
Accounts payable	$12,425,200	$27,714,220
Accrued interest (various notes and loans payable)	713,754	5,787,464
Accrued tax penalties and interest	837,477	837,477
Accounts payable and accrued expenses	$13,976,431	$34,339,161

	December 31,	December 31,
	2025	2024
Accounts payable - related parties	$1,593,994	$715,526
Accrued interest (notes payable) - related parties	238,632	116,458
Accounts payable and accrued expenses - related parties	$1,832,625	$831,984
Accrued compensation	$41	$1,249,099

As of December 31, 2025 and 2024, accounts payable are primarily comprised of trade payables. Trade accounts payable include amounts due to a vendor of which the Company’s Chief Executive Officer is a beneficiary of $0 and $715,525, respectively. Accounts payable also include an accrued settlement expense of $1,750,000, and other routine operating accruals incurred in the normal course of business. Amounts accrued as of December 31, 2024 related to compensation and other obligations to the Company’s Chief Financial Officer were settled during the year ended December 31, 2025, as part of the settlement expense referenced, and as a result, no further amounts related to these obligations remained outstanding as of December 31, 2025. See Note 13 - Commitments and Contingencies for additional information.